Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Statement Of Financial Position [Abstract]
Allowance for accounts receivable	$ 1,626,774	$ 1,445,646	$ 1,311,670
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	50,000,000
Common stock, shares issued	33,348,166	33,348,166	33,025,865
Common stock, shares outstanding	33,348,166	33,348,166	33,025,865